Debt - (Gain (Loss) on Extinguishment of Debt) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ (0.3)	$ 0.0	$ (1.8)	$ 0.0	$ (1.3)	$ (1.3)	$ (3.4)
LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	(0.3)	0.0	(6.7)	21.2	19.9	57.4	(28.2)
Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					0.0	(1.3)	0.0
Senior Notes | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	0.0	0.0	(4.9)	21.2	21.2	58.7	(24.7)
Revolving Credit Facility And Term Loan A | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					0.0	0.0	(1.7)
Revolving Credit Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					0.0	0.0	(1.1)
Term Loan B and Other | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					0.0	0.0	(0.7)
Production Loans | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt					$ (1.3)	$ 0.0	$ 0.0
Term Loan A and Term Loan B Facility | LIONS GATE ENTERTAINMENT CORP [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt	$ (0.3)	$ 0.0	$ (1.8)	$ 0.0